Expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	$ 203,968	$ 267,803
Total ECL provisions	(443)	(347)
Total allowance and provisions	(3,189)	(3,058)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	44,497	47,102
Total ECL provisions	(76)	(50)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	7,140	7,388
Total ECL provisions	(21)	(17)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,513	3,134
Total ECL provisions	(41)	(24)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,498	29,411
Total ECL provisions	(1)	(1)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,316	3,537
Total ECL provisions	(2)	(2)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	2,252
Total ECL provisions	0	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	86,509	82,122
Total ECL provisions	(293)	(227)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	48,757	50,000
Total ECL provisions	(264)	(184)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,806	10,723
Total ECL provisions	0	0
Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	54,536	119,679
Total ECL provisions	(68)	(67)
Decrease in committed unconditionally revocable credit lines	(65,200)
Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	6,733	6,433
Total ECL provisions	(4)	(3)
Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,650	11,393
Total ECL provisions	(13)	(15)
Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,791	11,814
Total ECL provisions	(33)	(31)
Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,146	60,500
Total ECL provisions	0	0
Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	12,800	12,943
Total ECL provisions	(9)	(9)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,620	8,178
Total ECL provisions	(6)	(3)
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	193,281	258,333
Total ECL provisions	(192)	(184)
Total allowance and provisions	(589)	(576)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	41,980	45,512
Total ECL provisions	(16)	(15)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,645	6,446
Total ECL provisions	(8)	(7)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,034	2,834
Total ECL provisions	(4)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	26,224	29,288
Total ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,291	3,505
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	2,152
Total ECL provisions	0	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	82,219	77,976
Total ECL provisions	(119)	(114)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	45,152	46,556
Total ECL provisions	(98)	(91)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,806	10,723
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	50,673	115,982
Total ECL provisions	(53)	(51)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5,461	5,291
Total ECL provisions	(3)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,824	10,737
Total ECL provisions	(8)	(7)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10,181	11,278
Total ECL provisions	(25)	(24)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,146	60,435
Total ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	12,158	12,361
Total ECL provisions	(7)	(7)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	8,603	8,141
Total ECL provisions	(5)	(3)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	9,946	8,867
Total ECL provisions	(122)	(115)
Total allowance and provisions	(456)	(428)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2,348	1,448
Total ECL provisions	(24)	(22)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,460	916
Total ECL provisions	(7)	(6)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	392	228
Total ECL provisions	(15)	(15)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	254	123
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	1
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	100
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,843	3,938
Total ECL provisions	(83)	(77)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,269	3,292
Total ECL provisions	(80)	(72)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3,739	3,449
Total ECL provisions	(14)	(16)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1,272	1,041
Total ECL provisions	(1)	1
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	824	650
Total ECL provisions	(4)	(6)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	498	418
Total ECL provisions	(7)	(7)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	63
Total ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	638	578
Total ECL provisions	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	15	32
Total ECL provisions	(1)	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	731	546
Total ECL provisions	(125)	(40)
Total allowance and provisions	(1,864)	(1,756)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	164	120
Total ECL provisions	(37)	(13)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	31	17
Total ECL provisions	(6)	(4)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	88	67
Total ECL provisions	(22)	(4)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	21	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	25	31
Total ECL provisions	(2)	(1)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	441	174
Total ECL provisions	(88)	(27)
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	331	118
Total ECL provisions	(82)	(19)
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	124	248
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	101
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	1	6
Total ECL provisions	0	(2)
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	112	118
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	1
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	3	4
Total ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	2	5
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	10	57
Total ECL provisions	(3)	(9)
Total allowance and provisions	(280)	(298)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	22
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	4	9
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	5
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	35
Total ECL provisions	(3)	(9)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	5	35
Total ECL provisions	(3)	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines / Unconditionally revocable loan commitments | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total off-balance sheet financial instruments and other credit lines	0	0
Total ECL provisions	$ 0	$ 0